Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segments [abstract]
Summary of reconciliation between IFRS and underlying income, expenses and net result
Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
	2020					2019					2018 [4]
	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	17,227	13,828	1,070	78	2,250	17,125	11,472	1,652	99	3,903	18,324	11,338	2,116	108	4,761

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	410		176		234	1,181		303		878	-148		-90		-58
Result IFRS-EU [3]	17,637	13,828	1,246	78	2,485	18,306	11,472	1,955	99	4,781	18,176	11,338	2,027	108	4,703

1. Net result, after tax and non-controlling interests.

2. ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.

3. IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

4. As from 2020 results of former Insurance activities are included in Corporate Line; prior period figures have been adjusted.

Schedule of ING Group total
ING Group Total
	2020			2019			2018
	INGBank N.V.	Other [1]	Total ING Group	INGBank N.V.	Other [1]	Total ING Group	INGBank N.V.	Other [1]	Total ING Group

Income
– Net interest income	13,600	3	13,604	14,074	4	14,079	13,949	-34	13,916
– Net fee and commission income	3,011	-0	3,011	2,868	-0	2,868	2,803	-5	2,798
– Total investment and other income	1,034	-12	1,022	1,352	8	1,360	1,350	112	1,462
Total income	17,645	-9	17,637	18,295	12	18,306	18,102	74	18,176

Expenditure
– Operating expenses	11,160	-8	11,153	10,343	9	10,353	10,695	-13	10,682
– Addition to loan loss provisions	2,675	-0	2,675	1,120	0	1,120	656	0	656
Total expenses	13,835	-8	13,828	11,463	9	11,472	11,351	-13	11,338

Result before taxation	3,810	-1	3,809	6,831	3	6,834	6,751	87	6,838
Taxation	1,317	-71	1,246	1,889	66	1,955	2,036	-9	2,027
Non-controlling interests	78		78	99		99	108		108
Net result IFRS-EU	2,415	70	2,485	4,843	-63	4,781	4,607	96	4,703
Adjustment of the EU 'IAS 39 carve out'	-234		-234	-878		-878	58		58
Net result IFRS-IASB attributable to equity holder of the parent	2,180	70	2,250	3,966	-63	3,903	4,665	96	4,761

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding). In 2018, Other also includes former Insurance activities result of EUR 90 million (2020 and 2019: nil).

Summary of segments banking by line of business
Segments by line of business [1]
	2020							2019							2018
	Retail Nether-lands	Retail Belgium	Retail Ger-many	RetailOther	WholesaleBanking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Ger-many	RetailOther	WholesaleBanking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Ger-many	RetailOther	WholesaleBanking	Corporate Line[2]	Total

Income
– Net interest income	3,511	1,816	1,587	2,760	3,718	212	13,604	3,541	1,907	1,579	2,787	3,794	470	14,079	3,749	1,830	1,671	2,690	3,686	290	13,916
– Net fee and commission income	681	413	437	412	1,069	-1	3,011	674	374	268	423	1,135	-6	2,868	664	371	225	395	1,152	-8	2,798
– Total investment and other income	279	145	93	89	609	-192	1,022	290	161	138	298	369	103	1,360	335	169	76	230	673	-20	1,462
Total income	4,471	2,373	2,117	3,261	5,396	18	17,637	4,505	2,442	1,985	3,509	5,298	568	18,306	4,747	2,369	1,972	3,315	5,510	262	18,176

Expenditure
– Operating expenses	2,236	1,737	1,110	2,469	3,218	383	11,153	2,210	1,609	1,080	2,210	2,937	307	10,353	2,220	1,610	1,027	2,033	2,771	1,022	10,682
– Additions to loan loss provision	157	514	57	593	1,351	2	2,675	91	186	-53	364	532	-0	1,120	-41	164	-27	350	210	-1	656
Total expenses	2,393	2,251	1,167	3,063	4,568	385	13,828	2,301	1,794	1,027	2,574	3,469	307	11,472	2,179	1,774	1,000	2,383	2,981	1,021	11,338

Result before taxation	2,078	122	950	199	827	-367	3,809	2,204	647	957	935	1,830	261	6,834	2,568	595	972	932	2,529	-759	6,838
Taxation	523	51	331	105	295	-58	1,246	558	192	328	234	464	179	1,955	626	199	324	200	633	46	2,027
Non-controlling interests	-1	0	4	55	20	-0	78	-0	0	3	82	14	-0	99	-0	6	3	80	19	-0	108
Net result IFRS-EU	1,556	71	615	39	512	-308	2,485	1,646	455	627	619	1,352	82	4,781	1,942	390	646	652	1,877	-804	4,703
Adjustment of the EU 'IAS 39 carve out'					-234		-234					-878		-878					58		58
Net result IFRS-IASB	1,556	71	615	39	278	-308	2,250	1,646	455	627	619	474	82	3,903	1,942	390	646	652	1,935	-804	4,761

1. As of 2020 consolidated results of ING Group are based on IFRS as adopted by the European Union (IFRS-EU), and not on underlying results anymore; prior period figures have been adjusted to confirm to current year reporting.

2. As from 2020 reporting, results of former Insurance activities are included in Corporate Line; prior period figures have been adjusted.

Summary of geographical segments banking
Geographical split of the segments [1]
	2020								2019								2018
	Nether-lands	Belgium	Ger-many	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total	Nether-lands	Belgium	Ger-many	Other Challengers	Growth Markets [2]	Wholesale Banking Rest of World [2]	Other	Total	Nether-lands	Belgium	Ger-many	Other Challengers	Growth Markets [2]	Wholesale Banking Rest of World [2]	Other [3]	Total
Income
– Net interest income	4,178	2,116	2,090	1,781	1,578	1,654	208	13,604	4,213	2,233	2,122	1,808	1,610	1,633	461	14,079	4,374	2,137	2,200	1,732	1,637	1,550	285	13,916
– Net fee and commission income	981	583	468	276	286	418	-1	3,011	994	533	315	283	304	446	-7	2,868	980	520	273	254	293	486	-8	2,798
– Total investment and other income	398	196	127	27	215	243	-184	1,022	119	233	169	16	420	292	111	1,360	509	379	99	-92	328	249	-11	1,462
Total income	5,557	2,896	2,684	2,084	2,078	2,315	23	17,637	5,325	2,999	2,606	2,107	2,334	2,370	566	18,306	5,863	3,037	2,572	1,895	2,258	2,285	266	18,176

Expenditure
– Operating expenses	3,347	2,037	1,270	1,566	1,272	1,273	387	11,153	2,994	1,925	1,237	1,318	1,277	1,293	308	10,353	2,929	1,932	1,171	1,217	1,160	1,236	1,038	10,682
– Additions to loan loss provision	421	589	267	298	412	684	2	2,675	146	268	-40	171	271	303	-0	1,120	-65	153	6	163	274	126	-1	656
Total expenses	3,769	2,627	1,537	1,864	1,684	1,957	390	13,828	3,140	2,194	1,197	1,489	1,548	1,596	308	11,472	2,863	2,085	1,176	1,380	1,435	1,362	1,037	11,338

Result before taxation	1,788	269	1,146	220	395	357	-367	3,809	2,185	805	1,409	618	785	774	258	6,834	3,000	952	1,396	515	824	923	-771	6,838
Retail Banking	2,078	122	950	-27	225			3,348	2,204	647	957	307	628			4,744	2,568	595	972	285	647			5,067
Wholesale Banking	-290	147	197	247	169	357	-0	827	-19	158	451	311	157	774	-3	1,830	432	357	424	229	177	923	-13	2,529
Corporate Line							-367	-367							261	261							-759	-759
Result before taxation	1,788	269	1,146	220	395	357	-367	3,809	2,185	805	1,409	618	785	774	258	6,834	3,000	952	1,396	515	824	923	-771	6,838
Taxation	518	89	381	91	141	85	-59	1,246	549	247	476	207	159	144	173	1,955	741	291	459	178	141	175	42	2,027
Non-controlling interests	-1	0	4		75		-0	78	-0	0	3		96		-0	99	1	6	3		98		-0	108
Net result IFRS-EU	1,271	180	761	129	178	273	-308	2,485	1,637	558	929	411	530	630	85	4,781	2,258	655	935	337	584	748	-813	4,703
Adjustment of the EU 'IAS 39 carve out'	-177	27	-115	30				-234	-273	-372	-232	-0				-878	106	22	-72	2				58
Net result IFRS	1,094	207	647	159	178	273	-308	2,250	1,363	186	697	411	530	630	85	3,903	2,364	677	863	339	584	748	-813	4,761

1 As of 2020 consolidated results of ING Group are based on IFRS as adopted by the European Union (IFRS-EU), and not on underlying results anymore; prior period figures have been adjusted to confirm to current year reporting.

2 As from 2020 financials of Philippines are reported in Growth Markets, while previously Wholesale Banking in Philippines was reported in WB Rest of World; prior period figures have been adjusted.

3 As from 2020, results of former Insurance activities are included in geographical segment Other (Corporate Line); prior period figures have been adjusted.